Transactions with Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Transactions With Non Controlling Interest Abstract
Transactions with non-controlling interest
31.	Transactions with non-controlling interest

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

Acquisition of additional equity interest in a subsidiary:

a)	On March 1, 2023, the Group acquired the remaining 49.44% of shares of its subsidiary—POLYDICE for a total cash and equity consideration of $218,617 and $1,503,978 (12 thousand of shares), respectively. The carrying amount of non-controlling interest in POLYDICE was $627,330 at the acquisition date. This transaction resulted in a decrease in the non-controlling interest by $627,330 and an increase in the equity attributable to owners of the parent by $408,713. The effect of changes in interests in POLYDICE on the equity attributable to owners of the parent for the year ended December 31, 2023 is shown below:

Year ended December 31, 2023

Carrying amount of non-controlling interest acquired	$598,647
Consideration paid to non-controlling interest	1,722,595
Other equity (such as translation differences)	28,683
Capital surplus
- From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	$1,095,265

b)	On June 1, 2023, the Group acquired the remaining 49% of shares of its subsidiary—AD2 for a total cash and equity consideration of $79,701 and $4,125,206 (30 thousand of shares), respectively. The carrying amount of non-controlling interest in AD2 was $380,459 at the acquisition date. This transaction resulted in a decrease in the non-controlling interest by $380,459 and an increase in the equity attributable to owners of the parent by $300,758. The effect of changes in interests in AD2 on the equity attributable to owners of the parent for the year ended December 31, 2023 is shown below:

Year ended December 31, 2023

Carrying amount of non-controlling interest acquired	$400,717
Consideration paid to non-controlling interest	4,204,907
Other equity (such as translation differences)	(20,258)
Capital surplus
- From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	$3,824,448